Assets and liabilities sold and held for sale	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Assets and liabilities sold and held for sale
12. Assets and liabilities sold and held for sale

No assets were classified as held for sale at 31 December 2020.
During the year ended 31 December 2020 the Group sold one hotel in EMEAA, the Holiday Inn Melbourne Airport. This was classified as held for sale at 31 December 2019, with no change to the carrying value on initial classification. Total consideration of $2m was received. Net of disposal costs a total gain of $3m is included in ‘other operating income’ in the Group income statement.